Commitments - Summary of Minimum Royalty Payments Under Licensing Agreement (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 3,700	¥ 4,627
Not later than one year
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	2,511	3,356
Later than one year and not later than five years
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 1,189	¥ 1,271